Other investments (Table)	12 Months Ended
Dec. 31, 2020
Other investments
Schedule of other investments

	2020	2019
	US$’000
Non-current investments
Financial assets at fair value through profit or loss	2,101
Other (*)	2,787	2,766
	4,888	2,766

(*)Mainly long-term deposits which are not bearing any interest.

Current investments
Short term bank deposits (*)	55,836	56,493
Financial assets at fair value through profit or loss	842	988
Financial assets at fair value through other comprehensive income	2,298	1,566
	58,976	59,047

(*)Mainly deposits under lien - see also Note 12(a).